Pay vs Performance Disclosure - USD ($)	4 Months Ended		8 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Sep. 13, 2024	Sep. 05, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

In accordance with the SEC’s Pay Versus Performance rules, the following table sets forth information concerning the compensation of our Named Executive Officers for each of the fiscal years ended December 31, 2024, 2023 and 2022 and our financial performance for each such fiscal year to show the relationship between executive compensation actually paid and certain financial performance of the Company:

Year(1)	Summary Compensation Table Total for Mr. Fleming ($)	Summary Compensation Table Total for Mr. North ($)	Summary Compensation Table Total for Mr. DeVincenzi ($)	Compensation Actually Paid to Mr. Fleming ($)(2)	Compensation Actually Paid to Mr. North ($)(2)	Compensation Actually Paid to Mr. DeVincenzi ($)(2)	Average Summary Compensation Table Total for Non- CEO NEOs ($)	Average Compensation Actually Paid to Non- CEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss) (dollars in thousands)
2024	1,720,354	619,487	-	1,720,354	(226,927)	-	482,355	330,683	4.43	(163,712)
2023	-	1,359,268	-	-	702,465	-	721,488	367,474	43.43	(110,266)
2022	-	1,996,950	1,143,139	-	1,529,120	922,074	699,507	662,580	73.48	66,393

(1)	The following table lists our PEO and non-PEO NEOs for each of years 2024, 2023 and 2022:

Year	PEO	Non-PEO NEOs
2024	Ronald K. Fleming and John North	Amber Dillard, Jeff Huddleston and Kelly Porter
2023	John North	Kelly Porter
2022	John North and Robert DeVincenzi	Kelly Porter and Nicholas Tomashot

(2)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid:

Year	PEO	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to PEO
2024	Ronald K. Fleming	1,720,354	(1,350,000)	1,350,000	1,720,354
2024	John North	619,487	(214,938)	(631,476)	(226,927)
2023	John North	1,359,268	(592,220)	(64,583)	702,465
2022	John North	1,996,950	(1,725,208)	1,257,378	1,529,120
2022	Robert DeVincenzi	1,143,139	(450,034)	228,969	922,074

(1) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO	Year End Fair Value of Equity Award Granted during Year that Remains Unvested	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	Ronald K. Fleming	1,350,000	-	-	-	-	-	1,350,000
2024	John North	-	-	-	(245,831)	(385,645)	-	(631,476)
2023	John North	342,548	(343,302)	-	(63,829)	-	-	(64,583)
2022	John North	1,257,378	-	-	-	-	-	1,257,378
2022	Robert DeVincenzi	184,640	-	44,329	-	-	-	228,969

(3)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid

Year	Reported Summary Compensation Table Total for Non-PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to Non-PEO
2024	482,355	(31,346)	(120,326)	330,683
2023	721,488	(296,110)	(57,904)	367,474
2022	699,507	(352,834)	315,907	662,580

(1) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Award Granted during Year that Remains Unvested	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	-	-	-	(19,813)	(100,513)	-	(120,326)
2023	172,100	(181,786)	-	(48,218)	-	-	(57,904)
2022	354,033	(38,126)	-	-	-	-	315,907

Named Executive Officers, Footnote
(1)	The following table lists our PEO and non-PEO NEOs for each of years 2024, 2023 and 2022:

Year	PEO	Non-PEO NEOs
2024	Ronald K. Fleming and John North	Amber Dillard, Jeff Huddleston and Kelly Porter
2023	John North	Kelly Porter
2022	John North and Robert DeVincenzi	Kelly Porter and Nicholas Tomashot

Adjustment To PEO Compensation, Footnote
(2)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid:

Year	PEO	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to PEO
2024	Ronald K. Fleming	1,720,354	(1,350,000)	1,350,000	1,720,354
2024	John North	619,487	(214,938)	(631,476)	(226,927)
2023	John North	1,359,268	(592,220)	(64,583)	702,465
2022	John North	1,996,950	(1,725,208)	1,257,378	1,529,120
2022	Robert DeVincenzi	1,143,139	(450,034)	228,969	922,074

(1) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO	Year End Fair Value of Equity Award Granted during Year that Remains Unvested	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	Ronald K. Fleming	1,350,000	-	-	-	-	-	1,350,000
2024	John North	-	-	-	(245,831)	(385,645)	-	(631,476)
2023	John North	342,548	(343,302)	-	(63,829)	-	-	(64,583)
2022	John North	1,257,378	-	-	-	-	-	1,257,378
2022	Robert DeVincenzi	184,640	-	44,329	-	-	-	228,969

Non-PEO NEO Average Total Compensation Amount					$ 482,355	$ 721,488	$ 699,507
Non-PEO NEO Average Compensation Actually Paid Amount					$ 330,683	367,474	662,580
Adjustment to Non-PEO NEO Compensation Footnote
(3)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs’ total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid

Year	Reported Summary Compensation Table Total for Non-PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to Non-PEO
2024	482,355	(31,346)	(120,326)	330,683
2023	721,488	(296,110)	(57,904)	367,474
2022	699,507	(352,834)	315,907	662,580

(1) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(2) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Award Granted during Year that Remains Unvested	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	-	-	-	(19,813)	(100,513)	-	(120,326)
2023	172,100	(181,786)	-	(48,218)	-	-	(57,904)
2022	354,033	(38,126)	-	-	-	-	315,907

Total Shareholder Return Amount					$ 4.43	43.43	73.48
Net Income (Loss)					$ (163,712,000)	$ (110,266,000)	66,393,000
PEO Name	Ronald K. Fleming	John North	John North	Robert DeVincenzi		John North
Equity Awards Adjustments, Footnote
(2) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	PEO	Year End Fair Value of Equity Award Granted during Year that Remains Unvested	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	Ronald K. Fleming	1,350,000	-	-	-	-	-	1,350,000
2024	John North	-	-	-	(245,831)	(385,645)	-	(631,476)
2023	John North	342,548	(343,302)	-	(63,829)	-	-	(64,583)
2022	John North	1,257,378	-	-	-	-	-	1,257,378
2022	Robert DeVincenzi	184,640	-	44,329	-	-	-	228,969

Mr. Fleming [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 1,720,354	$ 0	0
PEO Actually Paid Compensation Amount					1,720,354	0	0
Mr. North [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					619,487	1,359,268	1,996,950
PEO Actually Paid Compensation Amount					(226,927)	702,465	1,529,120
Mr. DeVincenzi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	0	1,143,139
PEO Actually Paid Compensation Amount					0	0	922,074
PEO | Mr. Fleming [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,350,000)
PEO | Mr. Fleming [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,350,000
PEO | Mr. Fleming [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,350,000
PEO | Mr. Fleming [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Fleming [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Fleming [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Fleming [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Fleming [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. North [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(214,938)	(592,220)	(1,725,208)
PEO | Mr. North [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(631,476)	(64,583)	1,257,378
PEO | Mr. North [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	342,548	1,257,378
PEO | Mr. North [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(343,302)	0
PEO | Mr. North [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Mr. North [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(245,831)	(63,829)	0
PEO | Mr. North [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(385,645)	0	0
PEO | Mr. North [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Mr. DeVincenzi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(450,034)
PEO | Mr. DeVincenzi [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							228,969
PEO | Mr. DeVincenzi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							184,640
PEO | Mr. DeVincenzi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. DeVincenzi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							44,329
PEO | Mr. DeVincenzi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. DeVincenzi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. DeVincenzi [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(31,346)	(296,110)	(352,834)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(120,326)	(57,904)	315,907
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	172,100	354,033
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(181,786)	(38,126)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(19,813)	(48,218)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(100,513)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0	$ 0